TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 3

dated December 8, 2006

to the May 1, 2006 Prospectus

MONEY MARKET FUND

The portfolio management team of the Money Market Fund has changed. The following supplements the disclosure under “Portfolio Management Teams” in the Prospectus:

Joseph P. Rolston and Steven I. Traum are no longer members of the portfolio management team for the Money Market Fund. Michael F. Ferraro, CFA will remain responsible for the day-to-day management of the Money Market Fund.

A11348

12/06

TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 5

dated December 8, 2006

to the May 1, 2006 Statement of Additional Information (SAI)

MONEY MARKET FUND

The portfolio management team of the Money Market Fund has changed. The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

Joseph P. Rolston and Steven I. Traum are no longer members of the portfolio management team for the Money Market Fund. Michael F. Ferraro, CFA will remain responsible for the day-to-day management of the Money Market Fund.

A11349

12/06